Class T Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
Fund Summary
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you invest at least $250,000 in the fund. More information about sales charges, including such discounts, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND Class T
Management fees	0.30%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	0.66%
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.64%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until August 1, 2018, to waive receipt of its fees and/or assume the expenses of Class T shares of the fund so that the total annual fund operating expenses of the fund's Class T shares (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .39%. On or after August 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class T | USD ($)	314	454	607	1,050

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class T | USD ($)	314	454	607	1,050

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.17% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade (Baa/BBB or higher) at the time of purchase or the unrated equivalent as determined by The Dreyfus Corporation. The fund invests principally in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries currently are at or near historic lows.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class T shares from year to year. Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's Class T shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Class A shares, which are not offered in this prospectus, is used to calculate the performance of the fund's Class T shares shown in the bar chart and table. Periods prior to August 3, 2009 (the inception date for Class A shares) reflect the performance of the fund's Class D shares, adjusted to reflect applicable sales charges. Since the fund's Class T shares are new, past performance information is not available for Class T shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures in the table have been adjusted to reflect the sales load applicable to the fund's Class T shares. The performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to August 3, 2009 would have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class T*

* Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus. Periods prior to August 3, 2009 (the inception date for Class A shares) reflect the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to August 3, 2009 would have been lower.

Best Quarter Q3, 2009: 2.51% Worst Quarter Q4, 2016: -1.50%
The year-to-date total return as of June 30, 2017 for Class T shares was 1.60%.
Average Annual Total Returns (as of 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - Class T Prospectus - DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	[1]	(3.11%)	0.04%	1.76%
After Taxes on Distributions | Class A Shares	[1]	(3.14%)	(0.07%)	1.71%
After Taxes on Distributions and Sale of Fund Shares | Class A Shares	[1]	(1.47%)	0.22%	1.73%
Bloomberg Barclays Municipal Bond: 3-Year Index (2-4) reflects no deductions for fees, expenses or taxes		0.08%	1.13%	2.71%
[1]	Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus, adjusted to reflect applicable sales charges. Periods prior to August 3, 2009 (the inception date for Class A shares) reflect the performance of Class D shares, adjusted to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to August 3, 2009 would have been lower.